INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 6,141,761	R$ 6,557,009	R$ 7,173,183
Additions	84,566	104,931
Fair value adjustment MMC Brasil		189,655
Disposals and retirements, intangible assets other than goodwill		2
Amortisation, intangible assets other than goodwill	499,814	990,432
Transfers and others		79,674
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	12,463,304	12,378,761
Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(6,321,543)	(5,821,752)
Non-competition agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 4,661	4,818
Amortisation rate, intangible assets other than goodwill	5.00%
Port concessions
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 524,708	537,179
Amortisation rate, intangible assets other than goodwill	4.30%
Lease agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 3,125	6,875
Amortisation rate, intangible assets other than goodwill	16.90%
Supplier agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 33,332	40,739
Amortisation rate, intangible assets other than goodwill	12.90%
Port service contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 535,139	549,821
Amortisation rate, intangible assets other than goodwill	4.20%
Cultivars
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 30,588	40,784
Amortisation rate, intangible assets other than goodwill	14.30%
Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 179,490	188,723
Amortisation rate, intangible assets other than goodwill	9.05%
Customer portfolio
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 4,515,389	4,925,879
Amortisation rate, intangible assets other than goodwill	9.10%
Supplier agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 5,576	10,861
Amortisation rate, intangible assets other than goodwill	17.60%
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 164,336	141,178
Amortisation rate, intangible assets other than goodwill	20.00%
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 145,417	R$ 110,152
Amortisation rate, intangible assets other than goodwill	5.75%